Schedule of Investments (unaudited) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Auto Components — 0.0%
Lear Corp.		89	$16,131

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		76,644	61,315

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(b)		546	3,167

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(b)		6,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		72,096	129,773

Metals & Mining — 0.0%
Ameriforge Group, Inc.		832	18,304
Preferred Proppants LLC(b)		7,476	449

			18,753

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(a)		1,252	30,123

Software — 0.0%
Avaya Holdings Corp.(a)		40	1,121

Specialty Retail — 0.1%
NMG Parent LLC		2,218	156,369

Total Common Stocks — 0.1% (Cost: $2,784,924)			416,752

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.1%
TransDigm, Inc., 8.00%, 12/15/25(c)	USD	198	215,622

Airlines — 1.6%
Allegiant Travel Co., 8.50%, 02/05/24(c)		740	799,200
American Airlines, Inc., 11.75%, 07/15/25(c)		267	330,276
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(c)		347	361,120
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)		1,507	1,652,049
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27		1,435	1,591,461

			4,734,106

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)		305	326,259

Automobiles — 0.9%
AutoNation, Inc., 4.75%, 06/01/30		87	100,316
Ford Motor Co., 8.50%, 04/21/23		1,256	1,400,440
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		200	216,000
General Motors Co., 6.13%, 10/01/25		406	477,419
General Motors Financial Co., Inc., 2.75%, 06/20/25		569	593,981
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		105	104,344

			2,892,500

Security		Par (000)	Value

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)	USD	252	$257,040

Building Materials(c) — 0.4%
SRM Escrow Issuer LLC, 6.00%, 11/01/28		1,130	1,184,240
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		73	76,194

			1,260,434

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		32	36,010

Construction Materials(c) — 0.4%
Core & Main LP, 6.13%, 08/15/25		140	143,688
Wolverine Escrow LLC, 9.00%, 11/15/26		950	949,097

			1,092,785

Consumer Finance — 0.1%
PayPal Holdings, Inc., 1.65%, 06/01/25		261	265,803

Containers & Packaging — 0.0%
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		72	76,590

Diversified Telecommunication Services(c) — 0.5%
Zayo Group Holdings, Inc.
4.00%, 03/01/27		1,233	1,211,422
6.13%, 03/01/28		175	179,594

			1,391,016

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(c)		89	90,558
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(b)
11.50%, 10/01/20(c)		654	—
11.50%, 11/10/21		1,050	—

			90,558

Energy Equipment & Services(b)(c)(d) — 0.1%
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		221	220,334
(5.00% PIK), 5.00%, 11/15/25(e)		156	156,527

			376,861

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(c)		85	89,650

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc., Series EE, 5.75%, 05/01/25		233	267,366

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/21(a)(b)(f)(g)		400	—

Internet Software & Services(c) — 0.2%
Expedia Group, Inc.
3.60%, 12/15/23		277	294,826
6.25%, 05/01/25		208	240,596
TripAdvisor, Inc., 7.00%, 07/15/25		48	51,912
Uber Technologies, Inc., 6.25%, 01/15/28		137	149,220

			736,554

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services(c) — 0.1%
Castle US Holding Corp., 9.50%, 02/15/28	USD	401	$409,020
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		47	49,644

			458,664

Machinery — 0.2%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(d)		561	610,087

Media(c) — 0.5%
Liberty Broadband Corp., 2.75%, 09/30/50(e)		315	318,279
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(d)		111	111,033
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26		353	356,971
6.50%, 09/15/28		484	511,080
Univision Communications, Inc., 6.63%, 06/01/27		140	149,510

			1,446,873

Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 8.50%, 10/30/25(c)		182	193,695

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		512	553,600

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
4.70%, 04/15/25		1,097	1,236,461
3.15%, 11/15/25		406	432,728
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)		47	49,292

			1,718,481

Software(c) — 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26		180	186,917
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24		409	422,538

			609,455

Wireless Telecommunication Services — 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		251	259,402

Total Corporate Bonds — 6.6% (Cost: $18,563,972)			19,959,411

Floating Rate Loan Interests(g)

Aerospace & Defense — 4.3%
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 10/30/26		446	444,955
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		1,255	1,214,699
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		2,335	2,259,340
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		463	425,555
Peraton Holding Corp.(h)
2nd Lien Term Loan B1, 02/23/29(b)		1,396	1,416,940
Delayed Draw Term Loan B, 02/01/28		2,713	2,710,250
Term Loan B, 02/01/28		1,541	1,539,996

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25	USD	615	$617,255
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		2,316	2,265,454

			12,894,444

Air Freight & Logistics — 0.7%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,136	2,070,119

Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 04/20/28(h)		786	804,424
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 01/29/27		241	219,324
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/23		1,213	1,157,544
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.11%, 04/28/23		761	723,902
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		460	470,427
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		1,472	1,562,395

			4,938,016

Auto Components — 2.8%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		2,237	3,001,400
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28		1,556	1,551,036
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 05/16/24		2,355	2,326,742
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.45%, 12/02/26		134	133,221
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 02/05/26		1,609	1,587,708

			8,600,107

Automobiles — 0.7%
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25		1,374	1,367,335
2020 Add-On Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/20/25		825	823,390

			2,190,725

Building Materials — 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 07/12/26		1,459	1,453,450
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25(b)		112	112,436

			1,565,886

Building Products — 1.6%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		1,528	1,516,785
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,067	1,065,398
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		329	330,205
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		1,980	1,974,206

			4,886,594

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 2.2%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	USD	3,601	$3,600,009
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		879	875,871
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.61%, 06/27/25		515	510,920
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/12/24		867	861,871
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		511	4,469
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		712	705,573

			6,558,713

Chemicals — 4.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,586	1,605,866
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		2,155	2,146,919
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.95%, 06/01/24		1,149	1,143,294
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/05/24		719	702,813
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		762	761,897
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		1,530	1,521,180
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25		474	468,147
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		526	521,269
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 02/09/26(h)		794	791,022
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.70%, 03/01/26		1,722	1,707,095
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(b)		262	261,932
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		1,068	1,049,230
NIC Acquisition Corp., Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		457	456,621
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.63%, 10/14/24		1,590	1,563,853
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 10/01/25		127	124,641

			14,825,779

Commercial Services & Supplies — 4.3%
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 03/11/25		95	94,087
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/23		1,306	1,301,696
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/24		703	699,932

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC (continued)
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26	USD	491	$487,812
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.36%, 01/31/28		567	576,923
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,216	1,201,318
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		1,592	1,592,970
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		1,266	1,259,179
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		349	346,945
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		269	238,242
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		609	595,747
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,091	1,077,821
Prime Security Services Borrower LLC, 2021 Term Loan, (12 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,233	1,227,075
Verscend Holding Corp.
2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25		1,648	1,645,896
2021 Term Loan B, 08/27/25(h)		517	515,896

			12,861,539

Communications Equipment — 0.2%
Avantor Funding, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		544	543,706

Construction & Engineering — 1.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,558	2,515,560
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.13%, 01/21/28		672	669,032
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		263	262,772
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		1,800	1,774,203

			5,221,567

Construction Materials — 1.6%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		1,525	1,518,044
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/29/25		1,491	1,467,929
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		748	746,930
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		709	709,189
Tamko Building Products, Inc., Term Loan B, 05/29/26(h)		544	540,943

			4,983,035

Containers & Packaging — 2.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		1,497	1,463,387

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27	USD	2,451	$2,454,329
Flex Acquisition Co., Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/02/28		1,265	1,247,375
Pregis TopCo Corp.
1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 08/01/26		386	382,339
2020 Incremental Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 08/01/26(b)		179	179,000
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		504	503,910

			6,230,340

Distributors — 1.3%
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/27		1,779	1,763,714
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (2 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(b)	.	585	579,368
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/30/24		1,925	1,700,981

			4,044,063

Diversified Consumer Services — 2.5%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		341	337,723
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		963	958,301
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		629	628,450
Bright Horizons Family Solutions, LLC, 2017 Term Loan B, (PRIME + 0.75%), 4.00%, 11/07/23		1,145	1,135,090
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 07/11/25		1,606	1,579,580
Midas Intermediate Holdco II, LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 12/22/25		1,036	1,060,486
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/24		701	693,865
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/28/27		473	474,183
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		291	293,908
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		458	436,029

			7,597,615

Diversified Financial Services — 8.8%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		868	866,745
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/14/27(b)		527	527,353
AlixPartners LLP, 2021 USD Term Loan B, 02/04/28(h)		2,118	2,108,871
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 11/18/24		379	382,157
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		768	766,155

Security		Par (000)	Value

Diversified Financial Services (continued)
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28	USD	412	$420,755
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,261	2,256,162
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		565	555,330
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(b)		778	771,193
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,042	1,017,431
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(h)		131	130,280
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		589	586,262
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 11/02/27		630	630,369
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		4,191	4,169,545
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		578	575,833
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.71%, 01/23/25		956	908,430
SpA Holdings 3 Oy, USD Term Loan B, 03/11/28(b)(h)		736	734,160
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.45%, 07/30/25		1,249	1,189,800
Therma Intermediate LLC, 2020 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/16/27		434	433,304
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		4,490	4,494,131
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		2,131	2,120,801
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.61%, 04/30/28		1,003	992,057

			26,637,124

Diversified Telecommunication Services — 3.2%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27		355	354,222
Consolidated Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/02/27		497	496,689
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		948	944,047
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		764	759,630
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		1,388	1,385,094
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		245	248,675
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		85	85,727
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 11/04/26		1,077	1,079,165
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27		1,183	1,166,578

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24	USD	1,417	$1,413,360
TDC A/S, EUR Term Loan, (6 mo. EURIBOR + 3.00%), 3.00%, 06/11/25	EUR	820	957,386
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. LIBOR + 3.25%), 3.30%, 01/15/27	GBP	600	815,505

			9,706,078

Electric Utilities — 1.1%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/15/27	USD	835	835,258
Triton Water Holdings, Inc, Term Loan, 03/18/28(h)		2,495	2,483,299

			3,318,557

Electrical Equipment — 0.5%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		1,518	1,513,148

Electronic Equipment, Instruments & Components — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 02/12/25		445	444,725

Energy Equipment & Services — 0.1%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%, 0.25% Floor), 2.00%, 09/19/25		358	357,926

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(b)		1,220	1,250,441

Environmental, Maintenance, & Security Service — 0.9%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 09/07/27		1,232	1,227,769
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		1,520	1,516,970

			2,744,739

Equity Real Estate Investment Trusts (REITs) — 0.6%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.00%, 05/11/24		447	441,172
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 12/20/24		1,529	1,510,407

			1,951,579

Food & Staples Retailing — 1.1%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.11%, 05/23/25		585	581,906
Hearthside Food Solutions LLC
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.80%, 05/23/25		520	514,299
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		102	102,485
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 06/27/23		1,614	1,590,889
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/13/26		400	391,807

			3,181,386

Food Products — 2.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 10/01/25		672	670,615

Security		Par (000)	Value

Food Products (continued)
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.61%, 10/10/26	USD	262	$261,655
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		1,916	1,913,496
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.86%, 01/29/28		248	251,024
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.36%, 01/29/27		2,608	2,570,470
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 05/01/26		319	316,902
Pathway Vet Alliance LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 03/31/27		357	354,629
Reynolds Group Holdings Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.36%, 02/05/26		251	247,844
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/23		1,183	1,176,742
Sovos Brands Intermediate, Inc., 2018 Term Loan, (3 mo. LIBOR + 4.75%), 4.98%, 11/20/25(b)		464	462,469
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/20/28		371	370,220

			8,596,066

Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27		1,279	1,278,156
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		1,282	1,279,699

			2,557,855

Health Care Providers & Services — 3.8%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25		491	491,218
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(b)		830	831,037
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		1,168	1,163,242
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		595	595,315
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		1,201	1,033,050
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.36%, 02/18/28		780	747,497
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		1,053	1,041,229
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.75%, 03/05/26		655	623,519
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		2,649	2,637,428
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		729	724,254
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		33	32,682
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		1,564	1,558,135

			11,478,606

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 1.1%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26	USD	1,289	$1,276,761
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27(b)		881	880,793
WP CityMD Bidco LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		1,103	1,101,168

			3,258,722

Health Care Technology — 1.9%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		227	227,188
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		899	897,321
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 10/10/25		1,776	1,768,264
Press Ganey Holdings, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.00%, 07/25/26		595	595,250
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 03/07/24		306	304,871
Verscend Holdings Corp., 2nd Lien Term Loan, 02/01/29(b)(h)		1,902	1,930,530

			5,723,424

Hotels, Restaurants & Leisure — 8.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 11/19/26		1,516	1,487,144
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(b)		266	257,877
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		616	618,013
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.33%, 09/15/23		703	700,442
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		1,705	1,678,597
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		2,239	2,242,180
CCM Merger, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25		441	441,667
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (3 mo. LIBOR + 2.00%), 2.12%, 03/10/28(b)		485	481,969
ECL Entertainment, LLC, Term Loan, 03/31/28(b)(h)		573	573,000
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		2,624	2,443,859
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 11/30/23		834	831,061
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 3.70%, 12/01/23		95	92,716
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		1,550	1,523,863
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)		110	124,492

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(b)	USD	368	$373,672
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		2,997	2,983,283
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		1,412	1,399,298
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		369	353,819
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		797	781,327
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		547	547,607
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 2.50%, 02/08/27		1,283	1,260,775
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.20%, 05/29/26		1,376	1,115,803
2020 Super Priority Term Loan, 02/28/25(h)		718	730,208
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/02/26		608	603,855
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 05/30/25		342	338,140
Zaxby’s Operating Company LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/28/27		969	967,304
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 12/28/28		391	394,910

			25,346,881

Household Durables — 0.6%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/04/27		944	938,314
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		737	736,231

			1,674,545

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		335	333,955

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/25		316	311,372
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		475	468,939
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.11%, 04/06/26		882	872,018

			1,652,329

Industrial Conglomerates — 2.7%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/03/25		2,350	2,078,768
2020 Term Loan B3, (PIK + 10.00%), 10.00%, 10/15/26		680	788,897

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23	USD	810	$812,182
Vertical Midco GmbH, USD Term Loan B, (6 mo. LIBOR + 4.25%), 4.48%, 07/31/27		1,185	1,186,830
Vertiv Group Corporation, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/02/27		3,217	3,412,094

			8,278,771

Insurance — 4.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		1,802	1,778,783
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		637	627,599
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		1,924	1,908,553
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		420	419,655
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		885	874,306
Hub International Limited, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		544	543,293
HUB International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.97%, 04/25/25		2,103	2,071,661
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		1,018	1,016,185
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		1,210	1,192,933
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		745	739,975
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,042	1,042,820

			12,215,763

Interactive Media & Services — 3.3%
Adevinta ASA, USD Term Loan B, 04/20/28(h)		1,545	1,544,329
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		1,478	1,466,469
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		1,768	1,765,802
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (3 mo. LIBOR + 2.00%), 2.11%, 08/10/27		1,192	1,184,292
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,977	4,036,655

			9,997,547

Internet & Direct Marketing Retail — 0.6%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,688	1,683,257

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/25/27		1,314	1,307,272

IT Services — 6.9%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		885	887,212

Security		Par (000)	Value

IT Services (continued)
Aruba Investments, Inc. (continued)
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27	USD	479	$477,802
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		1,277	1,270,942
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/31/26		2,256	2,236,861
Celestial -Saturn Parent INC, 2nd Lien Term Loan, 03/22/29(h)		783	775,170
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		3,468	3,465,548
GreenSky Holdings, LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(b)		962	952,115
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		626	603,164
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25		605	515,103
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		1,979	1,907,166
Rackspace Hosting, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/09/28		683	675,759
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28(b)		2,590	2,661,225
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		598	594,134
Trans Union, LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.86%, 11/16/26		1,167	1,158,059
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/11/28		653	653,411
WEX Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/26		1,339	1,332,586
WEX, Inc., 2021 Term Loan, 03/18/28(h)		611	608,709

			20,774,966

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		621	599,433

Life Sciences Tools & Services — 2.1%
eResearchTechnology, Inc.
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,649	1,650,126
2021 Incremental Term Loan, 02/04/27(h)		1,100	1,100,517
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(b)		767	770,633
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28		2,745	2,728,832

			6,250,108

Machinery — 1.9%
Columbus McKinnon Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24		81	80,591
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 08/05/24		770	768,884
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/28/27		1,403	1,383,541
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		3,432	3,357,093

			5,590,109

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media — 15.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23	USD	2,266	$2,080,924
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		700	685,564
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.95%, 01/31/26		968	947,526
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		2,169	2,161,283
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25		2,088	2,082,270
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		4,019	3,854,670
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		5,648	5,617,689
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.36%, 07/17/25		1,329	1,309,677
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		1,310	1,292,884
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		633	630,543
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/24/25		834	820,072
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		1,583	1,536,100
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 1.84%, 02/15/24		82	81,837
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		2,174	2,147,714
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		1,591	1,589,009
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		764	767,820
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 08/15/26		451	448,508
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.62%, 09/19/26		828	821,304
Playtika Holding Corp., 2021 Term Loan, 03/11/28(h)		1,226	1,218,338
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		1,503	1,502,002
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.36%, 01/03/24		518	513,823
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		1,928	1,909,100
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)		2,538	2,525,878
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(h)		1,453	1,449,193
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.61%, 01/31/28		609	603,181
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.94%, 05/18/25		1,834	1,726,955

Security		Par (000)	Value

Media (continued)
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28	USD	412	$409,739
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		5,196	5,150,148

			45,883,751

Metals & Mining — 0.4%
Ball Metalpack, LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.69%, 07/31/25		1,096	1,088,631

Multi-line Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		584	579,948

Oil, Gas & Consumable Fuels — 0.6%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 12/13/25		907	894,963
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		480	471,834
Lealand Finance Company B.V., 2020 Take Back Term Loan, (PIK + 3.00%), 3.00%, 06/30/25		177	95,877
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(b)		25	19,686
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28(b)		400	401,500

			1,883,860

Personal Products — 1.5%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		4,518	4,508,608

Pharmaceuticals — 2.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		1,210	1,186,554
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		1,266	1,265,185
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.87%, 08/01/27		768	757,166
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27		1,047	1,034,909
Precision Medicine Group LLC, 2021 Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%), 0.00%, 11/18/27		15	15,448
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, , 0.75% Floor), 3.75%, 11/18/27		1,476	1,463,998
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		3,023	3,011,393

			8,734,653

Professional Services — 1.6%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		4,805	4,774,828

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 04/18/24		1,268	1,250,798
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/21/25		904	884,791
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/08/25		47	45,730

			2,181,319

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 09/25/25	USD	154	$154,052
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.71%, 08/04/25(b)		756	695,699

			849,751

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/19/26		301	300,071

Software — 19.3%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24		2,383	2,371,881
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 5.70%, 09/19/25		439	441,195
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		2,208	2,204,683
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		535	543,694
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		1,481	1,479,235
Cloudera, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27(b)		606	604,485
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 04/22/27		396	396,176
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,157	1,155,463
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		872	827,093
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		313	301,242
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,316	1,357,125
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		910	1,503,782
First Advantage Holdings LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/31/27		1,013	1,004,447
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		1,587	1,574,114
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25		1,093	1,115,549
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		5,317	5,271,943
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		907	906,985
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26		536	535,635
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		1,352	1,329,235
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		752	748,649
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/01/24		1,272	1,272,564

Security		Par (000)	Value

Software (continued)
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	USD	903	$901,871
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(b)		663	663,829
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		572	569,140
Term Loan, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 12/17/27		1,613	1,609,840
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		947	943,078
RealPage, Inc(h)
Second Lien Term Loan, 03/31/26(b)		1,825	1,870,734
Term Loan, 02/17/28		3,803	3,783,954
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		423	412,110
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		685	691,710
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25		2,411	2,378,629
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/24		628	615,746
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		759	753,975
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		3,169	3,165,096
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		4,243	4,239,755
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		1,799	1,816,429
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		1,225	1,252,562
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26		2,260	2,259,804
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26		3,565	3,559,014

			58,432,451

Specialty Retail — 4.3%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.45%, 11/13/25		273	271,018
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.46%, 10/30/26		667	661,563
USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 11/07/24		1,241	1,239,170
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (3 mo. LIBOR + 4.25%), 4.31%, 06/21/25	GBP	1,000	1,370,300
EG Group Limited, 2021 Term Loan, 03/10/26(h)	USD	354	350,018
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 06/28/26(b)		294	292,210
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.25%, 08/31/26		215	213,101
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.36%, 08/31/26		857	849,781
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28		3,651	3,642,603

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24	USD	1,350	$1,333,689
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		2,022	2,029,584
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		341	339,295
WOOF Holdings, Inc., 2nd Lien Term Loan, (12 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		345	349,744

			12,942,076

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.11%, 07/23/26		860	806,542
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/29/23		445	444,388

			1,250,930

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		1,864	1,861,728

Trading Companies & Distributors — 0.5%
Foundation Building Materials Holding Company LLC 2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		347	343,481
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		600	593,937
ION Trading Finance Limited, 2021 Term Loan, 03/25/28(h)		422	421,473

			1,358,891

Wireless Telecommunication Services — 1.4%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25		2,091	2,064,879
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		2,221	2,219,204

			4,284,083

Total Floating Rate Loan Interests — 141.9% (Cost: $428,435,177)			429,353,139

	Shares

Investment Companies

Equity Funds — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF(i)	3,125	254,188

Fixed Income Funds(i) — 3.4%
Invesco Senior Loan ETF	133,000	2,943,290
iShares iBoxx $ High Yield Corporate Bond ETF	63,000	5,492,340
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,000	1,950,750

		10,386,380

Total Investment Companies — 3.5% (Cost: $10,181,519)		10,640,568

Security		Benefical Interest (000)	Value

Other Interests(j)

IT Services(b) — 0.0%
Millennium Corp.	USD	991	$—
Millennium Lender Claims		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)(a)		2,642	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(a)		617	2,807

Total Warrants — 0.0% (Cost: $ — )			2,807

Total Investments — 152.1% (Cost: $459,965,592)			460,372,677

Liabilities in Excess of Other Assets — (52.1)%			(157,741,603)

Net Assets — 100.0%			$302,631,074

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Trust.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ High Yield Corporate Bond ETF	$5,499,900	$—	$—	$—	$(7,560)	$5,492,340	63,000	$39,380	$ —
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,071,950	—	—	—	(121,200)	1,950,750	15,000	8,047	—

				$—	$(128,760)	$7,443,090		$47,427	$ —

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	888,279	EUR	744,000	State Street Bank and Trust Co.	06/16/21	$14,484
USD	3,206,771	GBP	2,295,000	Westpac Banking Corp.	06/16/21	42,205

						$56,689

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$16,131	$—	$—	$16,131
Construction & Engineering	61,315	—	—	61,315
Energy Equipment & Services	—	—	3,167	3,167
Household Durables	—	—	—	—
Media	129,773	—	—	129,773
Metals & Mining	—	18,304	449	18,753

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$30,123	$—	$—	$30,123
Software	1,121	—	—	1,121
Specialty Retail	—	156,369	—	156,369
Corporate Bonds	—	19,582,550	376,861	19,959,411
Floating Rate Loan Interests	—	406,146,483	23,206,656	429,353,139
Investment Companies	10,640,568	—	—	10,640,568
Other Interests	—	—	—	—
Warrants	—	2,807	—	2,807
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,334)	—	(1,334)

	$10,879,031	$425,905,179	$23,587,133	$460,371,343

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$56,689	$—	$56,689

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $135,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$32,417	$262,106	$19,654,013	$-	$-	$19,948,536
Transfers into Level 3	-	-	2,610,773	-	-	2,610,773
Transfers out of Level 3(a)	-	-	(6,360,636)	-	-	(6,360,636)
Accrued discounts/premiums	-	3,744	8,050	-	-	11,794
Net realized gain (loss)	-	-	26,923	-	-	26,923
Net change in unrealized appreciation (depreciation)(b)	(28,801)	112,302	302,167	-	-	385,668
Purchases	-	3,027	9,123,131	-	-	9,126,158
Sales	-	(4,318)	(2,157,765)	-	-	(2,162,083)

Closing balance, as of March 31, 2021	$3,616	$376,861	$23,206,656	$-	$-	$23,587,133

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$(28,801)	$112,302	$326,031	$-	$-	$409,532

(a)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Trust (BGT)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

SCHEDULE OF INVESTMENTS	13